Subsequent Events (Details) - Part-3						3 Months Ended	12 Months Ended
	May 17, 2024 USD ($)	May 10, 2024 USD ($)	Apr. 01, 2024 USD ($) $ / shares	Mar. 06, 2024 USD ($)	Jan. 24, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / item shares	Dec. 31, 2023 USD ($) $ / shares shares	May 09, 2024 USD ($)	May 02, 2024 $ / shares shares	Apr. 10, 2024 USD ($)	Mar. 07, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 15, 2024 USD ($)	Feb. 07, 2024 USD ($)	Dec. 29, 2023 $ / shares	Aug. 23, 2023 USD ($)	Apr. 24, 2023 USD ($)	Apr. 18, 2023 USD ($)	Dec. 31, 2022 shares
Subsequent Events [Line Items]
Loans payable					$ 3,600,000											$ 1,400,000	$ 1,060,000	$ 14,500,000
Shares issued (in Shares) | shares							74,227
Exercisable price per share (in Dollars per share) | $ / shares							$ 6.0625								$ 5,400,000
Dawson engagement letter description							the Company agreed to pay Dawson an initial fee of $1.85 million (the “Dawson Initial Fee”), which amount is payable on the later of (i) the closing of an offering resulting in gross proceeds to the Company of greater than $4.9 million, or (ii) five days after the execution of the Dawson Engagement Letter. At the Company’s option, the Dawson Initial Fee may be paid in securities of the Company. In addition, with respect to any business combination (i) that either is introduced to the Company by Dawson following the date of the Dawson Engagement Letter or (ii) that with respect to which the Company hereafter requests Dawson to provide M&A advisory services, the Company shall compensate Dawson in an amount equal to 5% of the Total Transaction Value (as defined in the Engagement Letter) with respect to the first $20.0 million in Total Transaction Value plus 10.0% of the Total Transaction Value that is in excess of $20.0 million (the “Transaction Fee”)
Preferred designated shares (in Shares) | shares						0	0												0
Preferred stock, par value per share						$ 0.001
Redemption premium percentage						25.00%
Aggregate cash payment						$ 500,000
Payment of excess amount						$ 500,000
Floor Price (in Dollars per Item) | $ / item						0.519
Weighted average price						80.00%
Conversion amount						125.00%
Beneficially own in excess percentage						4.99%
Consideration per value (in Dollars per share) | $ / shares						$ 0.01
Administrative charges							$ 1,843,902
Lease amount		$ 159,375
Series C-1 Certificate of Designations [Member]
Subsequent Events [Line Items]
Initial conversion price (in Dollars per share) | $ / shares						2.595
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount					3,600,000
Origination fees					$ 252,000
Loans payable								$ 20,000
Number of weekly installments					210 days
Repayable of loan					$ 178,800
Net proceeds repayment					814,900
Promissory note principal amount					2,533,100
Exercisable price per share (in Dollars per share) | $ / shares			$ 0.0467						$ 3.24375
Loaned amount								$ 35,256
Aggregate cash payment			$ 5,668,222
Administrative charges	$ 590,557.31	$ 431,182.31
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount													$ 205,000
Accrued interest													8.50%	8.50%
Subsequent Event [Member] | Loan [Member]
Subsequent Events [Line Items]
Loans payable					$ 5,364,000
Chief Executive Officer [Member] | Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount												$ 117,000
Series B-1 Preferred Stock [Member]
Subsequent Events [Line Items]
Exercisable price per share (in Dollars per share) | $ / shares						1,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.001
Aggregate cash payment						$ 500,000
Floor Price (in Dollars per Item) | $ / item						0.942
Series B-1 Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					6,000
Exercisable price per share (in Dollars per share) | $ / shares					$ 0.001
Loaned amount														$ 30,000
Series C-1 Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred designated shares (in Shares) | shares						10,853
Preferred stock, par value (in Dollars per share) | $ / shares						$ 1,000
Conversion amount						115.00%
Series D-1 Preferred Stock ]Member]
Subsequent Events [Line Items]
Number of voting rights						418,600,000
Series D-1 Preferred Stock ]Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares									4,186
Forecast [Member]
Subsequent Events [Line Items]
Loaned amount										$ 230,000	$ 300,000
Aggregate amount of rent				$ 40,707
Forecast [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Accrued interest										8.50%	8.50%	8.50%
Forecast [Member] | Chief Innovation Officer [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount												$ 115,000